                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:         3235-0006
                                                   Expires:      July 31, 2015
                                                   Estimated average
                                                      burden hours per
                                                      response:............23.8
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY            May 15, 2013
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          42
Form 13F Information Table Value Total: $ 9,809,618
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   -----------------------
   1     28-12332               GSO Capital Partners LP

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                       FOR THE QUARTER ENDED MARCH 31, 2013

                                                                                                             VOTING AUTHORITY
                                                 VALUE     SHRS OR    SH/   PUT/     INV.       OTHER  ---------------------------
NAME OF ISSUER    TITLE OF CLASS     CUSIP      (1000S)    PRN AMT    PRN   CALL  DISCRETION  MANAGERS     SOLE      SHARED   NONE
---------------- ---------------- ----------- ---------- ----------- ------ ---- ------------ -------- ----------- ---------- ----
ADVANCED MICRO
 DEVICES INC     NOTE 6.000% 5/0  007903 AL 1 $    1,998   2,000,000 SH          SHARED-OTHER    1                  2,000,000
BANKUNITED INC          COM       06652K 10 3 $  209,820   8,189,701 SH (a)          SOLE                8,189,701
BEAZER HOMES
 USA INC              COM NEW     07556Q 88 1 $   36,432   2,300,000 SH          SHARED-OTHER    1                  2,300,000
BEAZER HOMES
 USA INC              COM NEW     07556Q 88 1 $       32       2,000 SH     Call SHARED-OTHER    1                      2,000
BIOSCRIP INC.           COM       09069N 10 8 $      244      19,212 SH          SHARED-OTHER                          19,212
BOOZ ALLEN
 HAMILTON
  HLDG COR             CL A       099502 10 6 $    3,494     260,004 SH          SHARED-OTHER                         260,004
CAPITAL TRUST INC MD CL A NEW     14052H 50 6 $   13,650   5,000,000 SH              SOLE                5,000,000
CHENIERE ENERGY
  PARTNERS LP        COM UNITS    16411Q 10 1 $   52,761   1,927,710 SH          SHARED-OTHER    1                  1,927,710
CLEAR CHANNEL
 OUTDOOR HLDGS         CL A       18451C 10 9 $    9,782   1,305,994 SH          SHARED-OTHER    1                  1,305,994
CROCS INC               COM       227046 10 9 $    1,346      90,821 SH          SHARED-OTHER    1                     90,821
CROSSTEX ENERGY
 INC                    COM       22765Y 10 4 $  134,820   7,000,000 SH          SHARED-OTHER    1                  7,000,000
CROSSTEX ENERGY
 LP                     COM       22765U 10 2 $   16,600     902,162 SH          SHARED-OTHER    1                    902,162
CUMULUS MEDIA
 INC                   CL A       231082 10 8 $   11,172   3,315,238 SH (b)          SOLE                3,315,238
DIAMONDROCK
 HOSPITALITY CO         COM       252784 30 1 $   67,139   7,211,538 SH              SOLE                7,211,538
DRYSHIPS INC     NOTE 5.000% 12/0 262498 AB 4 $   15,951  18,400,000 PRN         SHARED-OTHER    1                 18,400,000
ENERGY TRANSFER
 EQUITY LP        COM UT LTD PTN  29273V 10 0 $   29,307     501,143 SH          SHARED-OTHER    1                    501,143
ENERGY TRANSFER
 PRTNRS LP        UNIT LTD PARTN  29273R 10 9 $    8,110     160,000 SH          SHARED-OTHER    1                    160,000
EV ENERGY
 PARTNERS LP         COM UNITS    26926V 10 7 $    5,597     102,570 SH          SHARED-OTHER    1                    102,570
FELCOR LODGING
 TR INC                 COM       31430F 10 1 $   36,729   6,172,997 SH          SHARED-OTHER    1                  6,172,997
FREESCALE
 SEMICONDUCTOR
   LTD                  SHS       G3727Q 10 1 $2,920,478 196,136,895 SH (c)      SHARED-OTHER    1                196,136,895
GENERAL GROWTH
 PPTYS INC NEW          COM       370023 10 3 $  465,824  23,431,803 SH (d)          SOLE               23,431,803
GMX RES INC      NOTE 4.500% 5/0  38011M AJ 7 $    2,281   4,796,000 PRN         SHARED-OTHER    1                  4,796,000
GMX RES INC             COM       38011M 10 8 $    1,138     519,805 SH          SHARED-OTHER    1                    519,805
ISTAR FINL INC          COM       45031U 10 1 $   35,307   3,242,165 SH          SHARED-OTHER    1                  3,242,165
KNIGHT CAPITAL
 GROUP INC           CL A COM     499005 10 6 $  211,576  56,875,362 SH (e)          SOLE               56,875,362
KOSMOS ENERGY
 LTD                    SHS       G5315B 10 7 $1,266,730 112,100,012 SH (f)          SOLE              112,100,012
LEAP WIRELESS
 INTL INC             COM NEW     521863 30 8 $    7,813   1,326,500 SH          SHARED-OTHER    1                  1,326,500
MBIA INC                COM       55262C 10 0 $   51,299   4,995,016 SH          SHARED-OTHER    1                  4,995,016
MBIA INC                COM       55262C 10 0 $       51       5,000 SH     Call SHARED-OTHER    1                      5,000
MGIC INVT
 CORP WIS        NOTE 2.000% 4/0  552848 AE 3 $      511     500,000 PRN         SHARED-OTHER    1                    500,000
NIELSEN HOLDINGS
 N V                    COM       N63218 10 6 $1,536,194  42,886,501 SH (g)          SOLE               42,886,501
OCEAN RIG UDW
 INC                    SHS       Y64354 20 5 $   28,895   1,793,616 SH          SHARED-OTHER    1                  1,793,616
ORBITZ WORLDWIDE
 INC                    COM       68557K 10 9 $  314,316  55,046,598 SH (h)          SOLE               55,046,598
PACIFIC
 BIOSCIENCES
  CALIF IN              COM       69404D 10 8 $    6,005   2,411,556 SH              SOLE                2,411,556
PBF ENERGY INC         CL A       69318G 10 6 $1,259,220  33,877,327 SH              SOLE               33,877,327
PENNEY J C INC          COM       708160 10 6 $      113       7,500 SH     Put  SHARED-OTHER    1                      7,500
PENNEY J C INC          COM       708160 10 6 $    4,155     275,000 SH          SHARED-OTHER    1                    275,000
SARATOGA RES INC
 TEX                    COM       803521 10 3 $   12,768   4,800,000 SH          SHARED-OTHER    1                  4,800,000
SPDR SERIES
 TRUST             S&P REG BKG    78464A 69 8 $   24,278     763,700 SH     Put      SOLE                  763,700
SPDR S&P 500
 ETF TR               TR UNIT     78462F 10 3 $    3,760      24,000 SH (i) Put  SHARED-OTHER    1                     24,000
TRW AUTOMOTIVE
 HLDGS CORP             COM       87264S 10 6 $  565,018  10,273,062 SH              SOLE               10,273,062
VANGUARD HEALTH
 SYS INC                COM       922036 20 7 $  436,904  29,381,568 SH              SOLE               29,381,568

(a) Excludes 5,415,794 shares of Series A Nonvoting Convertible Preferred Stock convertible into shares of common stock on a one-for-one basis.

(b) These shares are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of certain funds of which Mr. Stephen A. Schwarzman is a controlling person.

(c) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares outstanding.

(d) Includes 1,167,527 of Common Shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(e) Excludes 35,461 restricted stock units representing a contingent right to receive one share.

(f) Includes 2,299,722 shares that are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(g) Represents the proprotionate interest in 195,463,201 shares held by Valcon Acquisition Holding (Luxembourg) S.a.r.l. ("Luxco") attributable to ownership interests in Luxco of certain funds affiliated with The Blackstone Group L.P., including 1,428,072 shares that are not under the investment discretion of The Blackstone Group L.P. but instead are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(h) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(i) Includes two series of SPDR S&P 500 ETF TR put options.